CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income		$ 2,532	$ 1,683	$ 1,448
Items that will not be reclassified subsequently to profit or loss:
Revaluation surplus		1,803	1,419	791
Unrealized actuarial gains (losses)		4	78	(8)
Taxes on the above items		(405)	(252)	(168)
Share of (losses) income from investments in associates and joint ventures		(1)	147	159
Other comprehensive income that will not be reclassified to profit or loss, net of tax		1,401	1,392	774
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation		1,755	(1,417)	795
Cash flow hedge		(268)	(8)	(466)
Net investment hedge		(179)	41	(34)
Taxes on the above items		60	39	61
Share of (losses) income from investments in associates and joint ventures		(371)	214	(251)
Other comprehensive income that will be reclassified to profit or loss, net of tax		997	(1,131)	105
Total other comprehensive income		2,398	261	879
Comprehensive income		4,930	1,944	2,327
Attributable to:
Limited partners		1,009	159	321
General partner		324	295	267
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		417	65	132
BIPC exchangeable shares and class A.2 exchangeable shares		289	44	83
Exchangeable units	[1]	12	2	5
Interest of others in operating subsidiaries		$ 2,879	$ 1,379	$ 1,519

[1]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.